Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Including Assets Held Under Finance Leases) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	€ 10,019	€ 9,943
Acquisitions and other increases	1,394
Property, plant and equipment, ending balance	9,579	10,019	€ 9,943
Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	21,877	21,109	20,880
Changes in scope of consolidation	69		(32)
Acquisitions and other increases	1,394	1,340	1,318
Disposals and other decreases	(631)	(612)	(173)
Currency translation differences	(784)	132	320
Transfers (a)	53	(92)	(124)
Reclassification of the Animal Health business (b)			(1,080)
Property, plant and equipment, ending balance	21,978	21,877	21,109
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(11,858)	(11,166)	(10,484)
Changes in scope of consolidation			45
Depreciation expense	(1,121)	(1,141)	(1,191)
Impairment losses, net of reversals	(254)	(159)	(132)
Disposals and other decreases	557	591	153
Currency translation differences	343	(57)	(99)
Transfers (a)	(66)	74	119
Reclassification of the Animal Health business (b)			423
Property, plant and equipment, ending balance	(12,399)	(11,858)	(11,166)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	320	325
Property, plant and equipment, ending balance	298	320	325
Land [member] | Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	327	336	372
Changes in scope of consolidation	22		(4)
Disposals and other decreases	(10)	(10)	(3)
Currency translation differences	(21)	1	5
Transfers (a)			(1)
Reclassification of the Animal Health business (b)			(33)
Property, plant and equipment, ending balance	318	327	336
Land [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(7)	(11)	(17)
Changes in scope of consolidation			6
Impairment losses, net of reversals	(11)	(3)
Disposals and other decreases		3
Currency translation differences	1
Transfers (a)	(3)	4
Property, plant and equipment, ending balance	(20)	(7)	(11)
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	3,531	3,600
Property, plant and equipment, ending balance	3,156	3,531	3,600
Buildings [Member] | Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	6,958	6,732	6,915
Changes in scope of consolidation	23		1
Acquisitions and other increases	10	9	11
Disposals and other decreases	(124)	(111)	(4)
Currency translation differences	(326)	81	144
Transfers (a)	227	247	269
Reclassification of the Animal Health business (b)			(604)
Property, plant and equipment, ending balance	6,768	6,958	6,732
Buildings [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(3,427)	(3,132)	(2,979)
Changes in scope of consolidation			5
Depreciation expense	(329)	(356)	(376)
Impairment losses, net of reversals	(45)	(31)	(38)
Disposals and other decreases	94	107	3
Currency translation differences	140	(37)	(33)
Transfers (a)	(45)	22	34
Reclassification of the Animal Health business (b)			252
Property, plant and equipment, ending balance	(3,612)	(3,427)	(3,132)
Machinery and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	3,554	3,526
Property, plant and equipment, ending balance	3,260	3,554	3,526
Machinery and Equipment [Member] | Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	10,034	9,742	9,419
Changes in scope of consolidation	11		(8)
Acquisitions and other increases	63	48	76
Disposals and other decreases	(261)	(350)	(17)
Currency translation differences	(278)	36	122
Transfers (a)	576	558	463
Reclassification of the Animal Health business (b)			(313)
Property, plant and equipment, ending balance	10,145	10,034	9,742
Machinery and Equipment [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(6,480)	(6,216)	(5,780)
Changes in scope of consolidation			12
Depreciation expense	(595)	(595)	(607)
Impairment losses, net of reversals	(177)	(17)	(42)
Disposals and other decreases	239	348	15
Currency translation differences	147	(16)	(49)
Transfers (a)	(19)	16	90
Reclassification of the Animal Health business (b)			145
Property, plant and equipment, ending balance	(6,885)	(6,480)	(6,216)
Fixtures and Fittings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	664	706
Property, plant and equipment, ending balance	646	664	706
Fixtures and Fittings [Member] | Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	2,421	2,347	2,215
Changes in scope of consolidation	6		1
Acquisitions and other increases	54	51	59
Disposals and other decreases	(125)	(104)	(126)
Currency translation differences	(75)	(1)	24
Transfers (a)	169	128	228
Reclassification of the Animal Health business (b)			(54)
Property, plant and equipment, ending balance	2,450	2,421	2,347
Fixtures and Fittings [Member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(1,757)	(1,641)	(1,549)
Depreciation expense	(197)	(190)	(208)
Impairment losses, net of reversals	(6)	(30)	(11)
Disposals and other decreases	117	100	122
Currency translation differences	53	(2)	(17)
Transfers (a)	(14)	6	(4)
Reclassification of the Animal Health business (b)			26
Property, plant and equipment, ending balance	(1,804)	(1,757)	(1,641)
Property, plant and equipment in process [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	1,950	1,786
Property, plant and equipment, ending balance	2,219	1,950	1,786
Property, plant and equipment in process [member] | Gross value [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	2,137	1,952	1,959
Changes in scope of consolidation	7		(22)
Acquisitions and other increases	1,267	1,232	1,172
Disposals and other decreases	(111)	(37)	(23)
Currency translation differences	(84)	15	25
Transfers (a)	(919)	(1,025)	(1,083)
Reclassification of the Animal Health business (b)			(76)
Property, plant and equipment, ending balance	2,297	2,137	1,952
Property, plant and equipment in process [member] | Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment, beginning balance	(187)	(166)	(159)
Changes in scope of consolidation			22
Impairment losses, net of reversals	(15)	(78)	(41)
Disposals and other decreases	107	33	13
Currency translation differences	2	(2)
Transfers (a)	15	26	(1)
Property, plant and equipment, ending balance	€ (78)	€ (187)	€ (166)